Deferred Grants (Tables) (Hong Kong Wetouch Electronics Technology Limited)	12 Months Ended
Dec. 31, 2019
Hong Kong Wetouch Electronics Technology Limited [Member]
Schedule of Remaining Deferred Grants

As of December 31, 2019, the remaining deferred grants are as below:

US$
Years ended December 31
2020	$229,826
2021	229,826
2023	229,826
2024	176,199
Total deferred grants	865,677
less: current portion	(229,826)
Deferred grants- non-current	623,851